Real Estate - Intangibles (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate [Abstract]
In-place lease valuation (above market)	$ 43,605	$ 44,012	$ 42,736
In-place lease valuation (above market) - accumulated amortization	(35,024)	(33,322)	(31,995)
In-place lease valuation (above market), net	8,581	10,690	10,741
Ground leasehold interest (below market)	2,254	2,254	2,255
Ground leasehold interest (below market) - accumulated amortization	(184)	(164)	(137)
Ground leasehold interest (below market), net	2,070	2,090	2,118
Intangibles - other		0	4,240
Intangible assets, net	10,651	12,780	17,099
In-place lease valuation (below market)	(68,334)	(67,622)	(55,147)
Land Leasehold interest (above market)	(3,073)	(3,073)	0
In-place lease valuation (below market) - accumulated amortization	42,859	38,890	32,032
In-place lease valuation (below market), net	(28,548)	(31,805)	(23,115)
Tenant origination and absorption cost	745,039	744,773	530,181
Tenant origination and absorption cost - accumulated amortization	(399,005)	(354,379)	(296,201)
Tenant origination and absorption cost, net	$ 346,034	$ 390,394	$ 233,980